Leasing Activities (Details) (Former manufacturing facility and related equipment associated with the former Brazilian operations, USD $)	12 Months Ended
Dec. 02, 2012
Former manufacturing facility and related equipment associated with the former Brazilian operations
Leasing activities
Cost of leased assets	$ 5,000,000
Carrying value of leased assets	1,900,000
Schedule of minimum future rental income
2013	886,000
2014	886,000
2015	886,000
2016	886,000
2017	886,000
Thereafter	4,539,000
Total minimum future rental income	8,969,000
Additional disclosure
Option to purchase the manufacturing facility and related equipment for cost, net of lease payments received	$ 15,000,000